Subsequent Events	6 Months Ended
Apr. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 21 — SUBSEQUENT EVENTS

On June 15, 2026, the Company filed a registration statement for an offering and entered into a Securities Purchase Agreement with certain purchasers, pursuant to which the Company agreed to sell an aggregate of 1,133,332 Class A Ordinary Shares at a public offering price of $1.50 per share, and pre-funded warrants to purchase up to 200,000 Class A Ordinary Shares at a price of $1.49999 per pre-funded warrant (representing the per-share public offering price less an exercise price of $0.00001 per share). The pre-funded warrants are immediately exercisable, subject to a beneficial ownership limitation of 4.99% (or 9.99% at the holder’s election prior to issuance), and will remain exercisable until exercised in full. The Company’s Class A Ordinary Shares are listed on Nasdaq under the symbol “BYAH,” with the last reported sale price of $1.05 per share on June 11, 2026. Each Class A Ordinary Share carries one vote, while each Class B Ordinary Share carries 20 votes and is convertible into one Class A Ordinary Share; Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances. In this offering, the Company issued an aggregate of 1,333,332 shares (including shares underlying the pre-funded warrants).The net proceeds of $1.74 million after deducting underwriting discounts and the offering expenses payable was received by the Company.

On June 19, 2026, two holders exercised an aggregate of 53,000 Warrant Shares through an alternative cashless exercise option, and the Company issued a total of 53,000  Class A Ordinary Shares on June 19, 2026.

On July 2, 2026, two holders exercised an aggregate of 53,000 Warrant Shares through an alternative cashless exercise option, and the Company issued a total of 53,000  Class A Ordinary Shares on July 2, 2026.

On July 13, 2026, at the 2026 extraordinary general meeting of shareholders (the “EGM”) of the Company, the shareholders of the Company passed resolutions to (i) The authorised share capital of the Company is increased from US$3,000,000.00 divided into 3,000,000,000 ordinary shares of par value US$0.001 each, comprising 2,400,000,000 Class A Ordinary Shares and 600,000,000 Class B Ordinary Shares, to US$300,000,000 by creating additional 297,000,000,000 ordinary shares of par value US$ 0.001 each to rank pari passu in all respects with the existing shares in the capital of the Company such that the Company is authorised to issue 300,000,000,000 ordinary shares of par value US$0.001 each, comprising 240,000,000,000 Class A Ordinary Shares and 60,000,000,000 Class B Ordinary Share; (ii)The voting rights attaching to each Class B Ordinary Share are increased from 20 (twenty) votes to 100 (one hundred) votes for each Class B Ordinary Share of which he is the holder;(iii)The Board is hereby authorised, in its sole discretion, to effect one or more consolidations of all of the Company’s authorised, issued and outstanding Class A Ordinary Shares and Class B Ordinary Shares at any time during the three (3)-year period following the date of the Extraordinary General Meeting, with the exact consolidation ratio and effective time to be determined by the Board in its sole discretion, provided that the aggregate consolidation ratio resulting from any and all such share consolidations shall not be less than 2-for-1 nor greater than 5,000-for-1, and that the consolidated shares shall have the same rights and be subject to the same restrictions (other than any adjustment to par value) as the corresponding shares immediately prior to such share consolidation under the Company’s then effective Amended and Restated Memorandum and Articles of Association; and (iiii)The Board is hereby authorised, in its sole discretion, to effect one or more subdivisions of all of the Company’s authorised, issued and outstanding Class A Ordinary Shares and Class B Ordinary Shares at any time during the three (3)-year period following the date of the Extraordinary General Meeting, with the exact subdivision ratio and effective time to be determined by the Board in its sole discretion, provided that the aggregate subdivision ratio resulting from any and all such share subdivisions shall not be less than 2-for-1 nor greater than 100-for-1, and that the subdivided shares shall have the same rights and be subject to the same restrictions (other than any adjustment to par value) as the corresponding shares immediately prior to such share subdivision under the Company’s then effective Amended and Restated Memorandum and Articles of Association.

Board Resolution Dated May 8, 2026, the registered operators of Xinyuexuan Beauty Salon, Aimeihui Beauty Center, and Hefeng Beauty Store shall cease all operational activities and transfer all related business assets to the entity designated by Jiangsu Park Ha, while simultaneously settling all outstanding payables through the offset of the transfer consideration, and canceling the Company’s VIE structure.

On May 29, 2026, the Company incorporated Wuxi Ninglan Biotechnology Co., Ltd., a limited liability company，100% owned by Jiangsu Park.

On May 29, 2026, the Company incorporated Wuxi Youlan Biotechnology Co., Ltd.,a limited liability company，100% owned by Jiangsu Park.

On June 1, 2026, the Company incorporated Wuxi Boran Biotechnology Co., Ltd., a limited liability company，100% owned by Jiangsu Park.

On June 8, 2026, the Company incorporated Wuxi Manhui Biotechnology Co., Ltd., a limited liability company，100% owned by Jiangsu Park.

On June 8, 2026, the Company incorporated Wuxi Aimeihui Biotechnology Co., Ltd., a limited liability company，100% owned by Jiangsu Park.

On July 15, 2026, the Company incorporated Wuxi Huiyan Biotechnology Co., Ltd., a limited liability company，100% owned by Jiangsu Park.

The Company has evaluated subsequent events from April 30, 2026 and through the date of issuance of the consolidated financial statements which is July 24, 2026 and did not identify any subsequent events except disclosed above that would have material financial impact or that required adjustment of the Company’s consolidated financial statements.

Park Ha Biological Technology Co., Ltd. (“Park Ha Cayman”) was incorporated in the Cayman Islands on October 11, 2022.